BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2013
BENEFIT PLANS [Abstract]
Schedule of Funded Status
	2013*	2012
Source	Valuation	Valuation
	Report	Report

Association Plan	93.86%	100.75%
*Market value of plan assets reflects any contributions received through September 30, 2013
Schedule of Contributions Paid by the Association
2013		2012
Date Paid	Amount	Date Paid	Amount
12/31/2012	$248,993	12/27/2011	$569,618

Total	$248,993	Total	$569,618